DEFERRED SHARES	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Deferred Shares Disclosure [Text Block]
NOTE 5:-	DEFERRED SHARES

In June 2007, the Company issued 400,000 Deferred C shares of £0.001 par value each to Capital Management LLP ("CSS"), for serving as broker for fund raisings. The Deferred C shares entitle CSS the right to purchase 400,000 ordinary shares, of £0.01 par value each, of the Company in one of the following: (i) during a period of 5 years, (ii) as part of a sale event involving the sale of all the Company's shares or (iii) upon the listing of the Company's shares for trade. The exercise price for a Deferred C share is £0.79. As part of the issuance of Deferred C shares, the Company repurchased 400,000 Deferred A shares of £0.001 par value each that were issued in 2005. The Deferred A shares were acquired at par value.

The Company accounted for the deferred shares in accordance with ASC 718 and ASC 505-50. Since the exercise price of such deferred shares was denominated in a currency that is different from the Company's functional currency, the Company accounted for such deferred shares as a liability. The fair value of the deferred shares was estimated each cut-off date using the Black-Scholes options valuation model. The changes in fair value were recorded as financial expense (income).

As of June 13, 2012, the Deferred C shares have expired. The fair value of the Deferred C shares on the date of expiration in the amount of $128 was reclassified to additional paid-in capital during 2012.

NOTE 6:- DEFERRED SHARES

The holders of deferred shares shall not have any right other than the right to convert such shares into ordinary shares of £0.01 par value each upon the aforementioned events.

In February 2005, the Company received a bridge loan from Capital Managers LLP ("CSS") (that was repaid in the course of 2005) in an amount of £200 thousand. In exchange for the loan, the Company issued to CSS 800,000 Ordinary shares of £0.01 par value each at a price of £1 per share and 400,000 Deferred A shares. The Deferred A shares entitle CSS the right to purchase 400,000 Ordinary shares, of £0.01 par value each, of the Company in one of the following: (i) during a period of 5 years, (ii) as part of a sale event involving the sale of all the Company's shares or (iii) upon the listing of the Company's shares for trade. The exercise price for a Deferred A share is £0.249.

In February 2006, the Company issued 633,333 Deferred B shares of £0.001 par value each to CSS, for serving as broker for funds raisings. The Deferred B shares give CSS the right to purchase 633,333 Ordinary shares, of £0.01 par value each, of the Company in one of the following: (i) during a period of 5.25 years, (ii) as part of a sale event involving the sale of all the Company's shares or (iii) upon the listing of the Company's shares for trade. The exercise price for a Deferred B share is £0.59. As of December 31, 2011, the Deferred B shares have expired. The fair value of the Deferred B shares on the date of expiration in the amount of $  394 was recorded to additional paid-in capital.

In June 2007, the Company issued 400,000 Deferred C shares of £ 0.001 par value each to Capital Management LLP ("CSS"), for serving as broker for fund raisings. The Deferred C shares entitle CSS the right to purchase 400,000 Ordinary shares, of £ 0.01 par value each, of the Company in one of the following: (i) during a period of 5 years, (ii) as part of a sale event involving the sale of all the Company's shares or (iii) upon the listing of the Company's shares for trade. The exercise price for a Deferred C share is £ 0.79.

As part of the issuance of Deferred C Shares, the Company repurchased 400,000 Deferred A shares of £0.001 par value each that were issued in 2005. The Deferred A shares were acquired at par value.

The Company accounted for the deferred shares in accordance with ASC 718 and ASC 505-50. Since the exercise price of such deferred shares was denominated in a currency that is different from the Company's functional currency, the Company accounted for such deferred shares as a liability. The fair value of the deferred shares was estimated each cut-off date using the Black-Scholes options valuation model. The changes in fair value were recorded as financial expense (income).

During the years ended December 31, 2012, 2011 and 2010 the Company recorded financial income related to revaluation of deferred shares in the amount of $  88, $  120 and $  102.

As of June 13, 2012, the Deferred C shares have expired. The fair value of the Deferred C shares on the date of expiration in the amount of $  128 was recorded to additional paid-in capital.